UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 28, 2011

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.2%
Autoliv Inc.	30,840	$2,309,608
TRW Automotive Holdings Corp.	77,060	4,377,008	*

Total Auto Components		6,686,616

Automobiles - 0.6%
Ford Motor Co.	245,000	3,687,250	*

Diversified Consumer Services - 0.3%
Sotheby’s Holdings Inc.	38,900	1,914,658

Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill Inc.	7,260	1,778,700	*
Marriott International Inc., Class A Shares	40,800	1,599,768
Royal Caribbean Cruises Ltd.	25,238	1,105,172	*
Starbucks Corp.	72,240	2,382,475

Total Hotels, Restaurants & Leisure		6,866,115

Household Durables - 0.3%
Whirlpool Corp.	19,900	1,641,750

Media - 2.0%
Comcast Corp., Class A Shares	208,390	5,368,126
Time Warner Cable Inc.	22,460	1,621,163
Time Warner Inc.	31,046	1,185,957
Viacom Inc., Class B Shares	43,000	1,920,380
Walt Disney Co.	29,866	1,306,339

Total Media		11,401,965

Multiline Retail - 1.2%
Dollar Tree Inc.	68,175	3,430,566	*
Target Corp.	69,900	3,673,245

Total Multiline Retail		7,103,811

Specialty Retail - 3.2%
Advance Auto Parts Inc.	29,200	1,830,256
Aeropostale Inc.	44,800	1,162,112	*
Guess? Inc.	56,200	2,545,298
Home Depot Inc.	108,600	4,069,242
Lowe’s Cos. Inc.	73,000	1,910,410
Ross Stores Inc.	51,970	3,743,919
TJX Cos. Inc.	71,680	3,574,682

Total Specialty Retail		18,835,919

Textiles, Apparel & Luxury Goods - 1.4%
Coach Inc.	78,110	4,289,801
NIKE Inc., Class B Shares	20,190	1,797,516
Warnaco Group Inc.	31,840	1,869,326	*

Total Textiles, Apparel & Luxury Goods		7,956,643

TOTAL CONSUMER DISCRETIONARY		66,094,727

CONSUMER STAPLES - 7.9%
Beverages - 2.7%
Coca-Cola Co.	88,800	5,676,096
Constellation Brands Inc., Class A Shares	53,800	1,093,216	*
Dr. Pepper Snapple Group Inc.	98,600	3,555,516
PepsiCo Inc.	84,140	5,336,159

Total Beverages		15,660,987

Food & Staples Retailing - 1.8%
Wal-Mart Stores Inc.	69,490	3,612,090
Walgreen Co.	68,500	2,968,790
Whole Foods Market Inc.	65,790	3,852,662

Total Food & Staples Retailing		10,433,542

Food Products - 1.3%
Archer-Daniels-Midland Co.	35,200	1,308,736
ConAgra Foods Inc.	73,600	1,704,576
Corn Products International Inc.	47,137	2,301,228

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	SHARES	VALUE
Tyson Foods Inc., Class A Shares	122,000	$2,272,860

Total Food Products		7,587,400

Household Products - 1.5%
Procter & Gamble Co.	134,720	8,494,096

Tobacco - 0.6%
Lorillard Inc.	22,800	1,750,356
Philip Morris International Inc.	27,760	1,742,773

Total Tobacco		3,493,129

TOTAL CONSUMER STAPLES		45,669,154

ENERGY - 14.4%
Energy Equipment & Services - 1.9%
Baker Hughes Inc.	37,100	2,635,955
Oil States International Inc.	74,230	5,403,202	*
Schlumberger Ltd.	20,400	1,905,768
SEACOR Holdings Inc.	10,700	1,014,039	*

Total Energy Equipment & Services		10,958,964

Oil, Gas & Consumable Fuels - 12.5%
Apache Corp.	25,640	3,195,257
Arch Coal Inc.	80,200	2,689,106
Chevron Corp.	117,340	12,174,025
ConocoPhillips	123,700	9,632,519
Devon Energy Corp.	15,690	1,434,694
Exxon Mobil Corp.	240,785	20,594,341
Hess Corp.	14,700	1,279,341
Marathon Oil Corp.	60,200	2,985,920
Occidental Petroleum Corp.	42,500	4,333,725
Peabody Energy Corp.	62,560	4,097,054
Tesoro Corp.	84,000	1,997,520	*
Valero Energy Corp.	179,800	5,066,764
Walter Industries Inc.	23,440	2,836,474

Total Oil, Gas & Consumable Fuels		72,316,740

TOTAL ENERGY		83,275,704

FINANCIALS - 13.6%
Capital Markets - 1.1%
Ameriprise Financial Inc.	47,600	3,014,032
Goldman Sachs Group Inc.	7,045	1,153,830
Waddell & Reed Financial Inc., Class A Shares	53,900	2,176,482

Total Capital Markets		6,344,344

Commercial Banks - 3.7%
Bank of Hawaii Corp.	30,200	1,424,232
BOK Financial Corp.	21,800	1,119,430
CIT Group Inc.	31,180	1,350,718	*
Comerica Inc.	59,950	2,332,055
KeyCorp	209,700	1,916,658
M&T Bank Corp.	28,370	2,497,978
PNC Financial Services Group Inc.	69,200	4,269,640
U.S. Bancorp	64,000	1,774,720
Wells Fargo & Co.	154,340	4,979,008

Total Commercial Banks		21,664,439

Consumer Finance - 0.3%
American Express Co.	41,900	1,825,583

Diversified Financial Services - 3.3%
Bank of America Corp.	279,620	3,995,770
Citigroup Inc.	444,300	2,079,324	*
JPMorgan Chase & Co.	201,955	9,429,279
Nasdaq OMX Group Inc.	81,000	2,317,410	*
Principal Financial Group Inc.	33,650	1,152,849

Total Diversified Financial Services		18,974,632

Insurance - 4.0%
ACE Ltd.	39,500	2,498,375
Assurant Inc.	114,280	4,643,196

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	SHARES	VALUE
Berkshire Hathaway Inc., Class B Shares	55,700	$4,861,496	*
Progressive Corp.	91,500	1,905,945
Prudential Financial Inc.	69,100	4,548,853
Reinsurance Group of America Inc.	31,500	1,902,285
Travelers Cos. Inc.	46,960	2,814,313

Total Insurance		23,174,463

Real Estate Investment Trusts (REITs) - 0.9%
Apartment Investment and Management Co., Class A Shares	87,650	2,248,223
Host Hotels & Resorts Inc.	165,500	3,045,200

Total Real Estate Investment Trusts (REITs)		5,293,423

Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	100,200	1,756,506

TOTAL FINANCIALS		79,033,390

HEALTH CARE - 12.0%
Biotechnology - 2.4%
Amgen Inc.	65,230	3,348,256	*
Biogen Idec Inc.	39,800	2,722,320	*
Celgene Corp.	38,592	2,049,235	*
Cephalon Inc.	38,220	2,152,168	*
Gilead Sciences Inc.	96,720	3,770,146	*

Total Biotechnology		14,042,125

Health Care Equipment & Supplies - 1.6%
Baxter International Inc.	37,130	1,973,460
Medtronic Inc.	95,300	3,804,376
Sirona Dental Systems Inc.	28,900	1,458,294	*
St. Jude Medical Inc.	41,200	1,972,656	*

Total Health Care Equipment & Supplies		9,208,786

Health Care Providers & Services - 2.8%
Aetna Inc.	74,748	2,792,585
Cardinal Health Inc.	83,280	3,467,779
Humana Inc.	47,600	3,094,476	*
Medco Health Solutions Inc.	51,540	3,176,926	*
UnitedHealth Group Inc.	87,140	3,710,421

Total Health Care Providers & Services		16,242,187

Pharmaceuticals - 5.2%
Abbott Laboratories	114,700	5,517,070
Eli Lilly & Co.	99,280	3,431,117
Endo Pharmaceuticals Holdings Inc.	109,930	3,904,714	*
Forest Laboratories Inc.	50,100	1,623,240	*
Johnson & Johnson	67,580	4,152,115
Merck & Co. Inc.	189,494	6,171,819
Pfizer Inc.	260,741	5,016,657

Total Pharmaceuticals		29,816,732

TOTAL HEALTH CARE		69,309,830

INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
Boeing Co.	11,900	856,919
General Dynamics Corp.	29,830	2,270,659
Honeywell International Inc.	23,730	1,374,204
Lockheed Martin Corp.	22,710	1,797,724
Northrop Grumman Corp.	43,800	2,920,584
Raytheon Co.	39,790	2,037,646

Total Aerospace & Defense		11,257,736

Air Freight & Logistics - 0.8%
Ryder System Inc.	31,500	1,506,645
United Parcel Service Inc., Class B Shares	39,160	2,890,008

Total Air Freight & Logistics		4,396,653

Airlines - 0.5%
United Continental Holdings Inc.	117,420	2,822,777	*

Commercial Services & Supplies - 0.6%
Brink’s Co.	46,240	1,427,429

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	SHARES	VALUE
R.R. Donnelley & Sons Co.	97,560	$1,816,567

Total Commercial Services & Supplies		3,243,996

Industrial Conglomerates - 3.5%
3M Co.	31,850	2,937,526
General Electric Co.	460,520	9,634,078
Textron Inc.	120,860	3,274,097
Tyco International Ltd.	41,699	1,890,633
United Technologies Corp.	31,400	2,623,156

Total Industrial Conglomerates		20,359,490

Machinery - 2.4%
Caterpillar Inc.	36,000	3,705,480
Eaton Corp.	24,400	2,703,032
Oshkosh Corp.	63,050	2,248,994	*
Parker Hannifin Corp.	32,400	2,889,432
Timken Co.	46,200	2,250,864

Total Machinery		13,797,802

Road & Rail - 1.3%
CSX Corp.	12,100	903,386
Hertz Global Holdings Inc.	125,775	1,913,038	*
J.B. Hunt Transport Services Inc.	38,700	1,610,307
Union Pacific Corp.	32,970	3,145,667

Total Road & Rail		7,572,398

TOTAL INDUSTRIALS		63,450,852

INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.0%
Cisco Systems Inc.	397,420	7,376,115	*
QUALCOMM Inc.	48,490	2,889,034
Research In Motion Ltd.	23,200	1,534,448	*

Total Communications Equipment		11,799,597

Computers & Peripherals - 4.8%
Apple Inc.	45,820	16,184,082	*
Dell Inc.	221,600	3,507,928	*
Hewlett-Packard Co.	160,670	7,010,032
QLogic Corp.	65,300	1,179,318	*

Total Computers & Peripherals		27,881,360

Electronic Equipment, Instruments & Components - 1.0%
Corning Inc.	125,200	2,887,112
Flextronics International Ltd.	174,700	1,413,323	*
Tech Data Corp.	32,400	1,606,392	*

Total Electronic Equipment, Instruments & Components		5,906,827

Internet Software & Services - 1.9%
eBay Inc.	63,600	2,130,918	*
Google Inc., Class A Shares	14,700	9,016,980	*

Total Internet Software & Services		11,147,898

IT Services - 2.8%
Accenture PLC, Class A Shares	29,582	1,522,881
International Business Machines Corp.	71,320	11,545,282
Visa Inc., Class A Shares	40,950	2,991,398

Total IT Services		16,059,561

Semiconductors & Semiconductor Equipment - 2.9%
Altera Corp.	39,325	1,646,145
Analog Devices Inc.	47,000	1,874,360
Intel Corp.	422,000	9,060,340
LSI Corp.	282,680	1,778,057	*
Texas Instruments Inc.	59,770	2,128,410

Total Semiconductors & Semiconductor Equipment		16,487,312

Software - 4.2%
Adobe Systems Inc.	57,700	1,990,650	*
Microsoft Corp.	501,750	13,336,515
Oracle Corp.	228,810	7,527,849

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2011

SECURITY			SHARES	VALUE
Symantec Corp.			69,600	$1,254,888	*

Total Software				24,109,902

TOTAL INFORMATION TECHNOLOGY				113,392,457

MATERIALS - 3.9%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.			80,180	4,399,476
PPG Industries Inc.			34,800	3,075,624

Total Chemicals				7,475,100

Metals & Mining - 1.6%
Cliffs Natural Resources Inc.			22,581	2,191,938
Freeport-McMoRan Copper & Gold Inc.			49,400	2,615,730
Newmont Mining Corp.			42,050	2,324,103
Yamana Gold Inc.			190,190	2,421,119

Total Metals & Mining				9,552,890

Paper & Forest Products - 1.0%
Domtar Corp.			21,900	1,914,060
International Paper Co.			58,100	1,614,018
MeadWestvaco Corp.			78,040	2,290,474

Total Paper & Forest Products				5,818,552

TOTAL MATERIALS				22,846,542

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T Inc.			359,960	10,215,665
Qwest Communications International Inc.			237,510	1,619,818
Verizon Communications Inc.			179,760	6,636,739

TOTAL TELECOMMUNICATION SERVICES				18,472,222

UTILITIES - 2.2%
Electric Utilities - 0.8%
Exelon Corp.			73,570	3,072,283
Pinnacle West Capital Corp.			32,190	1,359,384

Total Electric Utilities				4,431,667

Gas Utilities - 0.2%
Energen Corp.			21,000	1,283,100

Multi-Utilities - 1.2%
CenterPoint Energy Inc.			97,600	1,547,936
Integrys Energy Group Inc.			47,000	2,301,590
TECO Energy Inc.			70,180	1,270,960
Xcel Energy Inc.			88,050	2,107,917

Total Multi-Utilities				7,228,403

TOTAL UTILITIES				12,943,170

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $484,770,000)				574,488,048

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co. repurchase agreement dated 2/28/11; Proceeds at maturity - $4,551,001; (Fully collateralized by U.S. Treasury Notes, 1.000% due 4/30/12; Market value - $4,644,874) (Cost - $4,551,000)	0.010%	3/1/11	$4,551,000	4,551,000

TOTAL INVESTMENTS - 100.0% (Cost - $489,321,000#)				579,039,048
Other Assets in Excess of Liabilities - 0.0%				8,525

TOTAL NET ASSETS - 100.0%				$579,047,573

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$574,488,048	—	—	$574,488,048
Short-term investments†	—	$4,551,000	—	4,551,000

Total investments	$574,488,048	$4,551,000	—	$579,039,048

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction.

Notes to Schedule of Investments (unaudited) (continued)

However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$97,880,830
Gross unrealized depreciation	(8,162,782)

Net unrealized appreciation	$89,718,048

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 21, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 21, 2011